Annual Total Returns [BarChart] - LVIP T Rowe Price Growth Stock Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(1.65%)
2012	18.31%
2013	39.05%
2014	8.71%
2015	10.73%
2016	1.39%
2017	33.69%
2018	(1.12%)
2019	31.06%
2020	36.47%